Rule 497(e)

File Nos. 002-75503

811-03364

MAXIM SERIES FUND, INC.

(the “Fund”)

Supplement dated November 9, 2011 to the

Statement of Additional Information for the Fund, dated July 19, 2011

The following changes are made to the Statement of Additional Information:

Effective immediately, the section labeled “Other Accounts Managed” on pages 43-44 of the Statement of Additional Information is deleted and replaced in its entirety with the following:

Other Accounts Managed

The management of and investment decisions for the Portfolio are made by the GSAM Quantitative Investment Strategies (QIS) team. Ron Hua, Katinka Domotorffy and Len Ioffe are the investment professionals with the most significant responsibility for the day-to-day management of the Portfolio. The following tables provide information regarding registered investment companies other than the Portfolio, other pooled investment vehicles and other accounts over which the Portfolio manager(s) also has day-to-day management responsibilities. The tables provide the numbers of such accounts, the total assets in such accounts and the number of accounts and total assets whose fees are based on performance. The information is provided as of September 30, 2011.

	AUM Based Fees						Performance Based Fees
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)
Ron Hua	35	10,300	62	7,100	1143	28,500	13	2,700	9	1,600	27	6,800
Katinka Domotorffy	35	10,300	62	7,100	1143	28,500	13	2,700	9	1,600	27	6,800
Len Ioffe	35	10,300	62	7,100	1143	28,500	13	2,700	9	1,600	27	6,800

Effective December 31, 2011, all references to Katinka Domotorffy are removed from the Statement of Additional Information in their entirety.

This Supplement must be accompanied by, or read in conjunction with,

the current Statement of Additional Information for the Fund.

Please keep this Supplement for future reference.